DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Derivative Liability And Fair Value Measurements [Abstract]
DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

NOTE 8 – DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

The Company recognized a derivative liability related to the purchase price protection clause associated with a previous a private placement offering. Additional units would be issued to the unit holder if the Company should issue common stock or the equivalent at a share price less than $7.60. In accordance with ASC 815-10- Derivatives and Hedging we measured the derivative liability using a Monte Carlo pricing model. Accordingly, at the end of each quarterly reporting date, the derivative fair market value is re-measured and adjusted to current market value.

Changes in the fair value of the warrant liability were as follows:

Fair value – August 31, 2019	$29,501

Change in fair value for the period of warrant derivative liability	(29,501)
Fair value – May 31, 2020	—

As of May 31, 2020, there is no derivative liability associated with the shares of common stock issued pursuant to the Series E private offering as they no longer meet the criteria for price protection.

NOTE 9 – DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

The Company recognized a derivative liability related to the purchase price protection clause associated with the Series D and Series E private offerings (Note 5). Additional units would be issued to the unit holder if the Company should issue common stock or the equivalent at a share price less than $6.00 per share (Series D) or a share price less than $7.60 (Series E). In accordance with ASC 815-10- Derivatives and Hedging we measured the derivative liability using a Monte Carlo pricing model. Accordingly, at the end of each quarterly reporting date, the derivative fair market value is re-measured and adjusted to current market value.

Changes in the fair value of the warrant liability were as follows:

Fair value – August 31, 2018	$—

Reclass of warrant derivative liability from equity	1,035,600
Change in fair value for the period of warrant derivative liability	(1,006,099)
Fair value – August 31, 2019	29,501

As of August 31, 2019, there is no derivative liability associated with Series D shares as they are freely tradable.

The Monte Carlo pricing model was used to estimate the fair value of the derivative liability and reflected the following assumptions:

	Year Ended August 31, 2019	Year Ended August 31, 2018
Assumptions for Pricing Model:
Expected term in years	0.46	—
Volatility	127%	—
Risk-free interest rate	1.42%-2.10%	—
Expected annual dividends	0%	—